VANECK ENVIRONMENTAL SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Canada : 4.3%
GFL Environmental, Inc.
(USD) 73,269 $ 3,263,402
Underline
United States : 95.7%
ABM Industries, Inc. 59,459 3,043,112
Aris Water Solutions, Inc. 63,217 1,514,047
Casella Waste Systems, Inc. * 30,656 3,243,711
CECO Environmental Corp. *
† 104,644 3,163,388
Clean Harbors, Inc. * 13,630 3,136,808
Darling Ingredients, Inc. * 92,437 3,114,203
Donaldson Co., Inc. 46,036 3,100,525
Ecolab, Inc. 31,831 7,458,640
Energy Recovery, Inc. * 97,399 1,431,765
Montrose Environmental
Group, Inc. * † 89,500 1,660,225
Perma-Fix Environmental
Services, Inc. * † 137,710 1,524,450
PureCycle Technologies,
Inc. * † 279,527 2,865,152
Radius Recycling, Inc. 90,586 1,378,719
Republic Services, Inc. 38,108 7,666,567
Number
of Shares Value
United States (continued)
STERIS Plc 15,583 $ 3,203,242
Tennant Co. 38,895 3,171,109
Tetra Tech, Inc. 78,691 3,135,049
Veralto Corp. 31,557 3,214,080
Waste Connections, Inc. 44,455 7,627,589
Waste Management, Inc. 37,491 7,565,309
72,217,690
Total Common Stocks
(Cost: $70,363,202) 75,481,092
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $15,257)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 15,257 15,257
Total Investments: 100.0%
(Cost: $70,378,459) 75,496,349
Liabilities in excess of other assets: 0.0% (26,664)
NET ASSETS: 100.0% $ 75,469,685
Definitions:
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $6,427,311.